Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 6,880,026	$ 5,968,255	$ 10,547,136	$ 11,706,789	$ 19,629,062	$ 16,502,209
Product Sales [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	6,829,111	5,845,651	10,456,012	11,483,001	19,184,428	16,037,221
Service [Member]
Revenue from Contract with Customer, Excluding Assessed Tax		22,714		48,311
Licensing [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 50,915	$ 99,890	$ 91,124	$ 175,477
Service Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax						197,068
Licensing Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 444,634	$ 267,920